GOODWILL AND INTANGIBLE ASSETS - Changes in Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite and Indefinite-lived Intangible Assets [Roll Forward]
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	$ 5,056
Acquisitions/ divestitures	273
Amortization	(756)
Impairments	(2)
FX and other	(5)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	4,566
Mortgage servicing rights (MSRs)	1,845	2,718
Net carrying amount of Intangible assets, balance at end of period	6,411	7,774
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets [Roll Forward]
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	1,546
Acquisitions/ divestitures	110
Amortization	(324)
FX and other	0
Net carrying amount of Intangible assets (excluding MSRs), ending balance	1,332
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets [Roll Forward]
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	203
Acquisitions/ divestitures	(6)
Amortization	(59)
FX and other	(6)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	132
Other customer relationships
Finite and Indefinite-lived Intangible Assets [Roll Forward]
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	286
Acquisitions/ divestitures	14
Amortization	(28)
FX and other	(24)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	248
Present value of future profits
Finite and Indefinite-lived Intangible Assets [Roll Forward]
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	92
Amortization	(12)
FX and other	(1)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	79
Other
Finite and Indefinite-lived Intangible Assets [Roll Forward]
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	2,606
Acquisitions/ divestitures	157
Amortization	(333)
Impairments	(2)
FX and other	57
Net carrying amount of Intangible assets (excluding MSRs), ending balance	2,485
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets [Roll Forward]
Net carrying amount of Intangible assets (excluding MSRs), beginning balance	323
Acquisitions/ divestitures	(2)
FX and other	(31)
Net carrying amount of Intangible assets (excluding MSRs), ending balance	$ 290